Related party transactions - Summary of Account Balances and Transactions with Associates and Joint Ventures Accounted for Under the Equity Method (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables		¥ 15,413	¥ 24,844
Other current assets		8,364	8,192
Accounts payable, trade		1,128	1,157
Short-term borrowings		27,076	23,042
Lease liabilities and other		183,836	79,987
Sales		41,508	48,669	¥ 48,414
Purchases		6,573	6,302	7,108
Lease payments and other		22,985	16,931	15,467
Associates [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables		9,006	20,990
Other current assets		8,364	8,192
Accounts payable, trade		1,092	1,102
Short-term borrowings		6,401	5,401
Lease liabilities and other	[1]	183,836	79,987
Sales		10,269	14,254	14,215
Purchases		6,573	5,171	6,385
Lease payments and other		22,985	16,931	15,467
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade and other accounts receivables		6,407	3,854
Accounts payable, trade		36	55
Short-term borrowings		20,675	17,641
Sales		31,239	34,415	34,199
Purchases		¥ 0	¥ 1,131	¥ 723

[1]	Refer to Note 10.